Unaudited pro forma net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Mar. 31, 2018 shares
Unaudited pro forma net loss per share
Ordinary shares issued					72,000,000
Ordinary shares outstanding					72,000,000
Numerator:
Net (loss)/income	$ 315	¥ 2,171	¥ (84,860)	¥ (200,494)
Net loss attributable to ordinary shareholders	$ (10,851)	¥ (74,599)	¥ (130,353)
Denominator:
Weighted average ordinary shares outstanding-basic	103,995,794	103,995,794	62,875,631	57,297,427
Pro forma net loss per ordinary share basic | (per share)	$ (0.10)	¥ (0.72)	¥ (2.07)	¥ (4.23)
Numerator:
Net loss attributable to ordinary shareholders-diluted	$ (10,851)	¥ (74,599)	¥ (130,353)
Denominator:
Weighted average ordinary shares outstanding-basic	103,995,794	103,995,794	62,875,631	57,297,427
Weighted average ordinary shares outstanding-diluted	103,995,794	103,995,794	62,875,631	57,297,427
Pro forma net loss per ordinary share diluted | (per share)	$ (0.10)	¥ (0.72)	¥ (2.07)	¥ (4.23)
Accretion on Series Seed-A-1 Preferred Shares redemption value
Numerator:
Preferred Shares redemption value	$ (30)	¥ (203)	¥ (167)
Accretion on Series Seed-A-2 Preferred Shares redemption value
Numerator:
Preferred Shares redemption value	(273)	(1,874)	(1,502)
Accretion on Series Seed-B Preferred Shares redemption value
Numerator:
Preferred Shares redemption value	(2,105)	(14,476)	(11,881)
Accretion on Series Seed-C Preferred Shares redemption value
Numerator:
Preferred Shares redemption value	(5,905)	(40,602)	¥ (31,943)
Accretion on Series A-1 Preferred Shares redemption value
Numerator:
Preferred Shares redemption value	(1,141)	(7,847)
Accretion on Series A-2 Preferred Shares redemption value
Numerator:
Preferred Shares redemption value	$ (1,712)	¥ (11,768)